GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Oct. 27, 2013
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS

NOTE F

GOODWILL AND INTANGIBLE ASSETS

The changes in the carrying amount of goodwill for the fiscal years ended October 27, 2013, and October 28, 2012, are presented in the table below. The additions during the fiscal year ended October 27, 2013 are entirely due to the acquisition of the United States based SKIPPY® peanut butter business on January 31, 2013.

(in thousands)	Grocery Products	Refrigerated Foods	JOTS	Specialty Foods	International & Other	Total
Balance as of October 30, 2011	$ 123,316	$ 96,652	$ 203,214	$ 207,028	$ 674	$ 630,884
Goodwill acquired	–	(9)	–	–	–	(9)
Balance as of October 28, 2012	$ 123,316	$ 96,643	$ 203,214	$ 207,028	$ 674	$ 630,875
Goodwill acquired	199,626	–	–	–	103,971	303,597
Balance as of October 27, 2013	$ 322,942	$ 96,643	$ 203,214	$ 207,028	$ 104,645	$ 934,472

The gross carrying amount and accumulated amortization for definite-lived intangible assets are presented in the table below. Customer relationships of $25.1 million were acquired during the second quarter of fiscal 2013 related to the United States based SKIPPY® peanut butter business.

	October 27, 2013			October 28, 2012
(in thousands)	Gross Carrying Amount	Accumulated Amortization	Weighted- Avg Life (in Years)	Gross Carrying Amount	Accumulated Amortization	Weighted- Avg Life (in Years)
Customer lists/relationships	$43,340	$(14,719)	11.0	$22,148	$(14,684)	10.9
Formulas & recipes	17,854	(13,824)	8.8	17,854	(11,686)	8.8
Proprietary software & technology	14,820	(12,024)	10.2	22,000	(17,319)	9.3
Other intangibles	9,386	(7,999)	7.7	13,586	(10,686)	7.9
Total	$85,400	$(48,566)	10.1	$75,588	$(54,375)	9.4

Amortization expense for the fiscal years ended October 27, 2013, October 28, 2012, and October 30, 2011, was $9.5 million, $9.0 million, and $9.5 million, respectively.

Estimated annual amortization expense (in thousands) for the five fiscal years after October 27, 2013, is as follows:

2014	$8,654
2015	5,474
2016	3,349
2017	2,918
2018	2,676

The carrying amounts for indefinite-lived intangible assets are as follows. The increase in fiscal 2013 represents the fair value of the trade name and trademarks acquired with the United States based SKIPPY® peanut butter business.

(in thousands)	October 27, 2013	October 28, 2012
Brand/tradename/trademarks	$ 333,275	$ 93,875
Other intangibles	7,984	7,984
Total	$ 341,259	$101,859

During the fourth quarter of fiscal years 2013 and 2012, the Company completed the required annual impairment tests of indefinite-lived intangible assets and goodwill, with no impairment indicated. Useful lives of intangible assets were also reviewed during this process, with no changes identified.